CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	€ 41,662	€ 44,912	€ 39,183
Cost of sales	(23,283)	(23,909)	(22,266)
Gross profit	18,379	21,002	16,917
Research and development expenses	(4,496)	(3,728)	(4,088)
Selling and marketing expenses	(9,279)	(10,850)	(10,551)
General and administrative expenses	(4,335)	(4,224)	(3,593)
Income (loss) from operations	269	2,201	(1,315)
Financial (expense) income, net	(98)	(146)	797
Foreign currency exchange gain (loss), net	(1,359)	136	538
Income (loss) before taxes	(1,188)	2,191	20
Total	(516)	(679)	(358)
Net income (loss)	€ (1,704)	€ 1,512	€ (338)
Basic income (loss) per share (in EUR per share)	€ (0.06)	€ 0.05	€ (0.01)
Diluted income (loss) per share (in EUR per share)	€ (0.06)	€ 0.05	€ (0.01)
Basic Weighted average shares outstanding (in shares)	29,148,108	29,016,118	28,997,866
Diluted Weighted average shares outstanding (in shares)	29,148,108	29,615,466	28,997,866
Product
Revenues	€ 41,649	€ 44,859	€ 39,163
Goods
Revenues	27,523	30,111	25,070
Cost of sales	(14,951)	(15,442)	(14,053)
RPP's and leases
Revenues	4,745	5,747	5,086
Cost of sales	(2,601)	(3,000)	(2,557)
Spare parts and services
Revenues	9,382	9,001	9,007
Cost of sales	(5,732)	(5,467)	(5,655)
Other revenues
Revenues	€ 12	€ 52	€ 19